CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY (USD $)		Total	Exercise Of Stock Option	Exercise Of Warrants	Common Stock	Common Stock Exercise Of Stock Option	Common Stock Exercise Of Warrants	Additional Paid-in Capital	Additional Paid-in Capital Exercise Of Stock Option	Additional Paid-in Capital Exercise Of Warrants	Accumulated Deficit	Subscription Receivable
Balance at Dec. 31, 2010		$ (3,411,497)			$ 3,515			$ 19,401,887			$ (22,589,563)	$ (227,336)
Balance (in shares) at Dec. 31, 2010	[1]				3,514,743
Issuance of Common Stock (in shares)	[1]					17,307	4,815
Issuance of Common Stock			17,050	3,611		17	5		17,033	3,606
Forgiveness of Debt		0
Stock Compensation Expense		298,664						298,664
Forgiveness of Subscriptions Receivable		147,005						(4,227)				151,232
Net Income		(3,879,581)									(3,879,581)
Balance at Dec. 31, 2011		(6,824,748)			3,537			19,716,963			(26,469,144)	(76,104)
Balance (in shares) at Dec. 31, 2011	[1]				3,536,865
Forgiveness of Debt		46,037						46,037
Stock Compensation Expense		172,233						172,233
Forgiveness of Subscriptions Receivable		74,073						(2,031)				76,104
Net Income		322,840									322,840
Balance at Dec. 31, 2012		$ (6,209,565)			$ 3,573			$ 19,933,202			$ (26,146,304)
Balance (in shares) at Dec. 31, 2012	[1]				3,536,865

[1]	All share amounts for all periods reflect the Company's 1-for-75 reverse stock split, which was effective February 6, 2013.